Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets, Net (Details) [Line Items]
Impairment loss on intangible assets	$ 3,151,467	$ 2,650,020
Amortization expense	217,977	126,042
Intangible Assets [Member]
Intangible Assets, Net (Details) [Line Items]
Impairment loss on intangible assets		2,650,020
Amortization expense	$ 703,932	$ 1,312,279	$ 789,925